Nature of Business and Significant Accounting Policies - Accounts Receivable and Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Allowance for doubtful accounts – beginning balance	$ 5,707	$ 3,874
Provision for doubtful accounts	3,029	5,473
Amounts written off and other adjustments	(2,524)	(3,640)
Allowance for doubtful accounts – ending balance	$ 6,212	$ 5,707